Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Aug. 08, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	400,000	400,000		400,000
Preferred stock, shares issued	400,000	400,000	5	400,000
Preferred stock, shares outstanding	400,000	400,000	5	400,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, shares issued	32,053,784	31,776,245	5	27,942,806
Common stock, shares outstanding	32,053,784	31,776,245	5	27,942,806